Deferred charges - Deferred Charges (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended
Jun. 30, 2013
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Beginning Balance, Dry-docking	$ 12,694
Cost incurred, Dry-docking	1,193
Amortization expensed, Dry-docking	(1,806)
Amortization capitalized, Dry-docking
Ending Balance, Dry-docking	12,081
Beginning Balance, Financing fees	31,122
Cost incurred, Financing fees	16,355
Amortization expensed, Financing fees	(4,376)
Amortization capitalized, Financing fees	(477)
Ending Balance, Financing fees	42,624
Beginning Balance, Total	43,816
Cost incurred, Total	17,548
Amortization expensed, Total	(6,182)
Amortization capitalized, Total	(477)
Ending Balance, Total	$ 54,705